Fair Value Measurements - Additional Information (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Input	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 30, 2017 USD ($)	Nov. 30, 2016 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Number of inputs used for valuation of warrants | Input					6
Derivative warrant liability [Abstract]
Change in fair value of the warrant liability, net	$ 2,513	$ (38)	$ 17,209	$ 1,200	$ 15,103	$ 12,780	$ 564
Derivative warrant liabilities	6,883		6,883		$ 560	$ 18,751
Derivative warrant liabilities	$ 4,900		$ 4,900
November 2017 Warrants [Member] | Exchange Agreement [Member]
Derivative warrant liability [Abstract]
Value of warrants issued								$ 14,400	$ 14,400